UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices)  (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1.  SCHEDULE OF INVESTMENTS

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of September 30, 2012

(unaudited)

COMMON STOCKS — 72.6% OF TOTAL NET ASSETS

	Shares	Value(a)
Banks - Money Center - 18.1%
Bank of America Corporation	2,460,000	$ 21,721,800
Citigroup Inc.	920,000	30,102,400
Morgan Stanley	1,670,000	27,955,800
		79,780,000
Beverages and Tobacco - 5.1%
Philip Morris International Inc.	250,500	22,529,970
Health Care Services - 5.6%
Herbalife Ltd.	516,500	24,482,100
Heavy Capital Goods - 4.1%
Whirlpool Corporation	220,000	18,240,200
Home Products - 2.4%
The Sherwin-Williams Company	70,000	10,423,700
Housing and Building Materials - 15.9%
D.R. Horton, Inc.	1,290,000	26,625,600
Lennar Corporation	660,000	22,948,200
PulteGroup, Inc. (b)	1,320,000	20,460,000
		70,033,800
Insurance - 2.4%
Prudential Financial, Inc.	195,000	10,629,450
Leisure - 4.4%
Polaris Industries Inc.	240,000	19,408,800
Oil Service - 0.3%
Cameron International Corporation (b)	20,000	1,121,400
Retail - 4.6%
Foot Locker, Inc.	570,000	20,235,000
Technology - 4.8%
Google Inc. (b)	28,000	21,126,000

Vehicle Assembly - 4.9%
Ford Motor Company	2,200,000	21,692,000
TOTAL COMMON STOCKS (Identified cost $301,931,814)		319,702,420

BONDS — 26.7% OF TOTAL NET ASSETS	Face Amount
Beverages and Tobacco - 9.1%
Altria Group, Inc., 9.950%, 11/10/2038	$ 24,000,000	40,352,664
United States Treasury - 17.6%
United States Treasury Notes, 0.250%, 05/31/2014	18,500,000	18,505,772
United States Treasury Notes, 0.375%, 10/31/2012	23,400,000	23,404,563
United States Treasury Notes, 0.750%, 03/31/2013	35,500,000	35,605,400
		77,515,735
TOTAL BONDS (Identified cost $102,397,436)		117,868,399

SHORT-TERM INVESTMENT — 0.2% OF TOTAL NET ASSETS
American Express Credit Corporation, 0.01%, 10/01/2012 (Cost $1,050,000)	1,050,000	1,050,000
TOTAL INVESTMENTS — 99.5% (Identified cost $405,379,250)(c)		438,620,819
	Cash and receivables	15,943,629
	Liabilities	(13,924,097)
TOTAL NET ASSETS — 100.0%		$440,640,351

(a)

Security valuation – Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•	Level 1 – Prices determined using: quoted prices in active markets for identical securities.
•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

	Valuation Inputs
			Level 3 -
		Level 2 -	Significant
	Level 1	Other Significant	Unobservable
Classification	Quoted Prices	Observable Inputs	Inputs
Common Stocks*	$319,702,420	$—	$—
Debt Securities
United States Treasury	—	77,515,735	—
Corporate Bonds	—	40,352,664	—
Commercial Paper	—	1,050,000	—
Total	$319,702,420	$118,918,399	$—

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Non-income producing security.

(c)

Federal Tax Information: At September 30, 2012, the net unrealized appreciation on investments based on cost of $405,436,311 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$40,138,058
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,953,550)
$33,184,508

The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of September 30, 2012

(unaudited)

COMMON STOCKS — 99.4% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS – 99.1%	Shares	Value(a)
Diversified - 0.4%
CoreSite Realty Corporation	250,000	$ 6,735,000
Infrastructure - 4.3%
American Tower Corporation	920,000	65,678,800
Lodging and Resorts - 27.7%
Chesapeake Lodging Trust	681,000	13,531,470
DiamondRock Hospitality Company	7,988,006	76,924,498
Hersha Hospitality Trust	7,514,400	36,820,560
Host Hotels & Resorts, Inc.	6,320,490	101,443,865
Pebblebrook Hotel Trust	2,115,000	49,469,850
RLJ Lodging Trust	3,814,000	72,122,740
Strategic Hotels & Resorts, Inc. (b)	2,740,000	16,467,400
Sunstone Hotel Investors, Inc. (b)	5,140,000	56,540,000
		423,320,383
Office and Industrial - 12.5%
Boston Properties, Inc.	680,000	75,214,800
SL Green Realty Corp.	1,450,000	116,101,500
		191,316,300
Residential - 27.9%
Apartment Investment and Management Company	750,000	19,492,500
AvalonBay Communities, Inc.	600,000	81,594,000
Camden Property Trust	1,290,000	83,192,100
Equity Residential	1,570,000	90,322,100
Essex Property Trust, Inc.	695,000	103,026,800
Mid-America Apartment Communities, Inc.	114,000	7,445,340
Post Properties, Inc.	860,000	41,245,600
		426,318,440

Retail - 16.6%
Simon Property Group, Inc.	1,000,673	151,912,168
Tanger Factory Outlet Centers, Inc.	750,000	24,247,500
Taubman Centers, Inc.	1,010,000	77,497,300
Self Storage - 9.7%		253,656,968

CubeSmart	1,940,000	24,967,800
Extra Space Storage Inc.	2,053,000	68,262,250
Sovran Self Storage, Inc.	935,800	54,136,030
		147,366,080
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,229,689,331)		1,514,391,971

OTHER COMMON STOCKS - 0.3%
Banks — Money Center - 0.3%
Bank of America Corporation	500,000	4,415,000
TOTAL OTHER COMMON STOCKS (Identified cost $4,454,170)		4,415,000
TOTAL COMMON STOCKS (Identified cost $1,234,143,501)		1,518,806,971
SHORT-TERM INVESTMENT — 0.7% OF TOTAL NET ASSETS	Face
	Amount
American Express Credit Corporation, 0.01%, 10/01/2012
(Cost $10,605,000)	$10,605,000	10,605,000

TOTAL INVESTMENTS — 100.1% (Identified cost $1,244,748,501)(c)		1,529,411,971
Cash and receivables		16,680,554
Liabilities		(17,906,391)
TOTAL NET ASSETS — 100.0%		$1,528,186,134

(a)

Security valuation - Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•	Level 1 – Prices determined using: quoted prices in active markets for identical securities.
•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

	Valuation Inputs
			Level 3 -
		Level 2 -	Significant
	Level 1 -	Other Significant	Unobservable
Classification	Quoted Prices	Observable Inputs	Inputs
Common Stocks*	$1,518,806,971	$—	$—
Debt Securities
Commercial Paper	—	10,605,000	—
Total	$1,518,806,971	$10,605,000	$—

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Non-income producing security.

(c)

Federal Tax Information: At September 30, 2012, the net unrealized appreciation on investments based on cost of $1,247,332,511 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$291,641,536
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,562,076)
$282,079,460

The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of September 30, 2012

(unaudited)

COMMON STOCKS — 100.5% OF TOTAL NET ASSETS

	Shares	Value(a)
Banks — Money Center – 23.0%
Bank of America Corporation	9,450,000	$ 83,443,500
Citigroup Inc. (b)	4,270,000	139,714,400
Morgan Stanley (b)	6,950,000	116,343,000
		339,500,900
Beverages and Tobacco - 5.5%
Philip Morris International Inc.	910,000	81,845,400
Drugs - 4.0%
Watson Pharmaceuticals, Inc. (c)	690,000	58,760,400
Health Care Services - 5.9%
Herbalife Ltd. (b)	1,850,000	87,690,000
Heavy Capital Goods - 5.2%
Whirlpool Corporation	925,000	76,691,750
Home Products - 4.7%
The Sherwin-Williams Company	470,000	69,987,700
Housing and Building Materials - 21.6%
D.R. Horton, Inc. (b)	5,340,000	110,217,600
Lennar Corporation (b)	3,400,000	118,218,000
PulteGroup, Inc. (c)	5,830,000	90,365,000
		318,800,600
Leisure - 5.9%
Polaris Industries Inc. (b)	1,071,600	86,660,292
Oil Service - 1.2%
Cameron International Corporation (c)	280,000	15,699,600
FMC Technologies, Inc. (c)	60,000	2,778,000
		18,477,600
Packaging - 1.4%
Rock-Tenn Company	280,000	20,210,400

Retail - 8.7%
AutoNation, Inc. (c)	1,538,000	67,164,460
The Gap, Inc.	1,730,000	61,899,400
		129,063,860
Technology - 5.0%
Google Inc. (c)	99,000	74,695,500
Vehicle Assembly - 8.4%
Ford Motor Company	7,800,000	76,908,000
General Motors Company (c)	2,050,000	46,637,500
		123,545,500
TOTAL COMMON STOCKS (Identified cost $1,467,361,278)		1,485,929,902
SHORT-TERM INVESTMENT — 0.7% OF TOTAL NET ASSETS	Face
	Amount
American Express Credit Corporation, 0.01%, 10/01/2012
(Cost $9,990,000)	$ 9,990,000	9,990,000

TOTAL INVESTMENTS — 101.2% (Identified cost $1,477,351,278)(d)		1,495,919,902
	Cash and receivables	273,873,404
	Liabilities	(291,179,194)
TOTAL NET ASSETS — 100.0%		$1,478,614,112
SECURITIES SOLD SHORT (Proceeds $182,322,451)	Face
	Amount	Value(a)
United States Treasury Notes, 2.750%, 08/15/2042	$ 90,000,000	$ 88,509,420
United States Treasury Notes, 3.125%, 02/15/2042	100,000,000	106,375,000
		$ 194,884,420

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•	Level 1 – Prices determined using: quoted prices in active markets for identical securities.
•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

	Valuation Inputs
			Level 3 -
		Level 2 -	Significant
	Level 1 -	Other Significant	Unobservable
Classification	Quoted Prices	Observable Inputs	Inputs
Common Stocks*	$1,485,929,902	$—	$—
Debt Securities
Commercial Paper	—	9,990,000	—
Total	$1,485,929,902	$9,990,000	$—

Shorts:
Debt Securities
United States Treasury	$ —	$(194,884,420)	$—
Total	$ —	$(194,884,420)	$—

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at September 30, 2012 was $220,665,000 and the cash held in a segregated account was $179,997,740.

(c)

Non-income producing security.

(d)

Federal Tax Information: At September 30, 2012, the net unrealized appreciation on investments held long, based on cost of $1,477,687,965 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$92,858,112
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(74,626,175)
$18,231,937

The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b)  There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date:  November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date:  November 15, 2012

By:	/S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date:  November 15, 2012